Trade and other receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Trade and other receivables.
Trade receivables	$ 304,229	$ 241,228
Other receivables	29,557	12,918
Interest receivable	19,446	21,551
Total trade and other receivables	$ 353,232	$ 275,697